CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash generated from operations	¥ 7,455	¥ 7,627	¥ 5,370
Interest received	707	587	458
Income taxes paid	(825)	(733)	(589)
Net cash inflow from operating activities	7,337	7,481	5,239
Cash flows from investing activities
Net cash payment for business combination	(9)	(165)	(2,078)
Purchase of property, plant and equipment	(165)	(85)	(159)
Purchase of intangible assets	(456)	(442)	(1,095)
Purchase of land use right	(543)	(526)	(1,504)
Placement of short-term investments		(160)	(5,616)
Receipt from short-term investments		1,215	4,739
Placement of term deposits with initial terms of over three months	(13,663)	(33,919)	(15,153)
Receipt from maturity of term deposits with initial terms of over three months	12,828	33,170	15,892
Proceeds from disposal of subsidiaries			3
Proceeds from disposal of investments accounted for using equity method	59
Proceeds from disposal of investments accounted for as financial assets at fair value through profit or loss or other comprehensive income			363
Payments for acquisition of investments accounted for using equity method	(15)	(473)	(1,480)
Payments for acquisition of investments accounted for as financial assets at fair value through profit or loss	(10)	(160)
Payment for loan to a third party	(70)
Receipts from repayments of loans to a third party	46		1
Dividend received	126	74	88
Capital reduction of an associate	7	21
Other investing activities	2	4
Net cash outflow from investing activities	(1,863)	(1,446)	(5,999)
Cash flows from financing activities
Proceeds from exercise of share options	57	3	104
Payments for acquisition of non-controlling interests in non-wholly owned subsidiaries	(23)	(40)	(19)
Shares withheld for share award schemes	(100)	(18)	(105)
Payment for repurchase of ordinary shares	(1,249)	(3,127)	(3,479)
Dividends paid to non-controlling interests	(42)	(70)	(3)
Proceeds from issuance of additional equity of non-wholly owned subsidiaries	52	3	13
Payments for interests	(117)	(115)	(105)
Principal elements of lease payments	(116)	(130)	(116)
Proceeds from other equity transactions		75
Net cash outflow from financing activities	(1,538)	(3,419)	(3,710)
Net (decrease)/increase in cash and cash equivalents	3,936	2,616	(4,470)
Cash and cash equivalents, beginning of the year	9,555	6,591	11,128
Exchange differences on cash and cash equivalents	76	348	(67)
Cash and cash equivalents, end of the year	¥ 13,567	¥ 9,555	¥ 6,591